Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended		9 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Mar. 31, 2015
Commitments And Contingencies [Line Items]
Amount paid by supplier	$ 22,000	$ 22,000
Sponsored Research Agreement with Related Party [Member]
Commitments And Contingencies [Line Items]
Sponsored Research Agreement termination notice period			30 days
Zertane Drug [Member] | Clinical Research and Trial Obligations [Member]
Commitments And Contingencies [Line Items]
Remaining commitment on contract for 2015			$ 273,000